Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Summary of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2021				As at Dec 31, 2020
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	6,028	—	—	6,028	6,904	—	—	6,904
Derivative assets	19,321	—	—	19,321	19,375	—	—	19,375
Derivative liabilities	(320,186)	—	—	(320,186)	(139,147)	—	—	(139,147)
Accounts receivable	—	—	328,584	328,584	—	—	196,077	196,077
Accounts payable and accrued liabilities	—	—	(440,658)	(440,658)	—	—	(297,670)	(297,670)
Lease obligations	—	—	(60,190)	(60,190)	—	—	(76,524)	(76,524)
Long-term debt (1)	—	—	(1,651,569)	(1,651,569)	—	—	(1,933,848)	(1,933,848)

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2021	Dec 31, 2020
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	(273)	(873)
$0.01 decrease in strength of the Canadian dollar against the Euro	273	873

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	2,086	2,711
$0.01 decrease in strength of the Canadian dollar against the US $	(2,086)	(2,711)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(9,324)	(11,783)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	1,636	7,207

Commodity price risk - European natural gas
€ 0.5/GJ increase in European natural gas price used to determine the fair value of derivatives	(10,554)	(23,904)
€ 0.5/GJ decrease in European natural gas price used to determine the fair value of derivatives	10,554	24,088

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2021	191,298	223,885	25,475	1,718,475
December 31, 2020	92,991	181,475	23,204	2,006,530